INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Items giving rise to deferred tax assets
Allowance for loan losses in excess of tax reserve	$ 1,070	$ 1,144
Deferred compensation	346	304
Restricted stock awards	39	31
Nonaccrual loan interest	27	15
Deferred loan fees and costs	49	7
Accrued expenses and other	11	1
Total	1,542	1,502
Items giving rise to deferred tax liabilities
Depreciation	(333)	(220)
FHLB stock dividend	(309)	(309)
Unrealized gain on securities available for sale	(132)	(178)
Prepaid expenses and other	(47)	(132)
Total	(821)	(839)
Net deferred tax asset	$ 721	$ 663